CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 576,961	$ 743,530	$ 759,744
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on energy marketing and risk management assets/liabilities, net of tax of $(5,574), $(10,061) and $(8,670), respectively	25,609	22,826	(19,828)
Realized (gains) losses in net income, net of tax of $(1,905), $10,327 and $53,714, respectively	7,926	(49,499)	(84,025)
Unrealized holding gains (losses) on available-for-sale securities, net of tax of $112, $(30) and $242, respectively	(177)	47	(384)
Change in pension and postretirement benefit plan liability, net of tax of $(52,436), $6,977 and $16,298, respectively	83,126	(11,061)	(25,837)
Other, net of tax of $0, $0 and $50, respectively	0	0	(79)
Total other comprehensive income (loss), net of tax	116,484	(37,687)	(130,153)
Comprehensive income	693,445	705,843	629,591
Less: Comprehensive income attributable to noncontrolling interests	332,101	355,901	366,316
Comprehensive income attributable to ONEOK	$ 361,344	$ 349,942	$ 263,275